1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN T. COHEN Stephen.cohen@dechert.com +1 202 261 3304 Direct +1 202 261 3024 Fax

August 30, 2024

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS Series Funds (the “Registrant”)

File Nos. 333-52965 and 811-08767

Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A

(the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s Prospectuses and Statements of Additional Information for Cantor Fitzgerald Government Money Market Fund and UBS Ultra Short Income Fund that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment; (ii) that the form of the Registrant’s Statements of Additional Information for UBS RMA Government Money Market Fund and UBS Liquid Assets Government Fund that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment; and (iii) that the text of the Amendment was filed electronically via EDGAR with the Commission on August 27, 2024.

If you have any questions or comments, please contact the undersigned at 202.261.3304.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen